Analysis of changes in shareholders' equity related to components of the other comprehensive income - EUR (€) € in Millions	Accumulated other comprehensive income [member]	Accumulated other comprehensive income attributable to owners of parent [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member]	Reserve of gains and losses on remeasuring assets at fair value attributable to owners of parent [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments attributable to owners of parent [member]	Reserve of exchange differences on translation attributable to owners of parent [member]	Reserve of actuarial gains and losses attributable to owners of parent [member]	Miscellaneous other accumulated other comprehensive income attributable to owners of parent [member]	Accumulated other comprehensive income associates and joint ventures attributable to owners of parent [member]	Accumulated other comprehensive income, non-controlling interests [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member]	Reserve of gains and losses on remeasuring assets at fair value attributable to non controlling interest [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments, non-controlling interests [member]	Reserve of exchange differences on translation, non-controlling interests [member]	Reserve of actuarial gains and losses, non-controlling interests [member]	Miscellaneous other accumulated other comprehensive income, non-controlling interests [member]	Total
Effect of IFRS application	€ (39)	€ (39)	€ (56)	€ 17							€ 1	€ (1)					€ (23)
Balance after effect of IFRS application	(301)	(515)		17	€ (196)	€ 27	€ (541)	€ 218	€ (40)	€ 214		(1)	€ (4)	€ 232	€ (16)	€ 3	33,489
Equity at beginning of period at Dec. 31, 2017	(262)	(476)	56		(196)	27	(541)	218	(40)	214	(1)		(4)	232	(16)	3	33,512
Variation	(47)	(56)		(27)	(68)	(12)	37	14		9		(3)	1	5	8	(2)	2,111
Equity at end of period at Dec. 31, 2018	(348)	(571)		(10)	(264)	15	(504)	232	(40)	223		(4)	(3)	237	(8)	1	33,249
Effect of IFRS application																	2
Balance after effect of IFRS application		(571)								223							33,251
Variation	80	69		(18)	147	64	(107)	(16)		11		3	(3)	14	(2)	(1)	3,304
Equity at end of period at Dec. 31, 2019	(268)	(502)		(28)	(117)	78	(611)	216	(40)	234		(2)	(6)	251	(10)	1	34,412
Effect of IFRS application	0	0	€ 0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0
Balance after effect of IFRS application	(348)	(571)		(10)	(264)	15	(504)	232	(40)	223		(4)	(3)	237	(8)	1
Variation	(332)	(257)		95	18	(334)	(33)	(4)		(75)		(1)	4	(80)	2	0	4,723
Equity at end of period at Dec. 31, 2020	€ (600)	€ (759)		€ 68	€ (98)	€ (256)	€ (644)	€ 212	€ (40)	€ 159		€ (3)	€ (2)	€ 171	€ (8)	€ 0	€ 37,038